Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.6%
Aerospace & Defense — 1.1%
Hexcel Corp.	5,695	$460,896
Auto Parts & Equipment — 1.7%
BorgWarner, Inc.	13,159	714,007
Banks — 8.1%
First Bancorp	14,670	313,351
First Citizens BancShares, Inc., Class A	299	563,513
First Hawaiian, Inc.	7,703	189,802
Flagstar Bank NA	28,263	372,224
Independent Bank Corp.	5,504	413,956
Texas Capital Bancshares, Inc.*	5,003	474,685
UMB Financial Corp.	4,415	497,968
Walker & Dunlop, Inc.	5,451	241,915
Wintrust Financial Corp.	2,732	379,584
		3,446,998
Building Materials — 2.3%
Boise Cascade Co.	5,587	423,774
Eagle Materials, Inc.	983	186,229
Gibraltar Industries, Inc.*	9,587	382,234
		992,237
Chemicals — 2.1%
Element Solutions, Inc.	11,324	386,601
RPM International, Inc.	5,019	498,889
		885,490
Commercial Services — 5.5%
ADT, Inc.	63,847	419,475
CBIZ, Inc.*	3,870	103,910
First Advantage Corp.*	35,161	413,493
Laureate Education, Inc.*	15,927	554,897
Robert Half, Inc.	16,933	430,098
WillScot Holdings Corp.	24,972	433,514
		2,355,387
Computers — 3.2%
CACI International, Inc., Class A*	1,026	558,011
Crane NXT Co.	11,868	481,722
Globant S.A.*	6,282	289,663
NCR Atleos Corp.*	943	41,096
		1,370,492
Distribution & Wholesale — 1.0%
Core & Main, Inc., Class A*	8,518	420,789
Diversified Financial Services — 2.8%
Cboe Global Markets, Inc.	625	175,669
Invesco Ltd.	24,190	587,575
Stifel Financial Corp.	5,908	436,719
		1,199,963
Electric — 1.8%
IDACORP, Inc.	5,326	761,458
Electrical Components & Equipment — 1.0%
Universal Display Corp.	4,658	426,952
	Number of Shares	Value†

Electronics — 3.9%
Avnet, Inc.	9,349	$576,085
Plexus Corp.*	2,599	526,402
TD SYNNEX Corp.	3,477	586,605
		1,689,092
Engineering & Construction — 1.0%
Cardinal Infrastructure Group, Inc., Class A*	85	3,371
Frontdoor, Inc.*	8,156	431,126
		434,497
Environmental Control — 0.8%
Pentair PLC	4,050	352,796
Food — 1.6%
US Foods Holding Corp.*	7,675	707,712
Gas — 2.0%
Chesapeake Utilities Corp.	3,163	399,708
ONE Gas, Inc.	5,538	476,988
		876,696
Healthcare Products — 5.0%
Bio-Techne Corp.	9,448	493,753
Envista Holdings Corp.*	21,352	541,700
Globus Medical, Inc., Class A*	7,368	634,827
Integer Holdings Corp.*	5,552	488,576
		2,158,856
Healthcare Services — 3.3%
Encompass Health Corp.	3,980	384,986
ICON PLC*	3,271	361,969
Tenet Healthcare Corp.*	3,454	651,804
		1,398,759
Home Builders — 0.7%
Taylor Morrison Home Corp.*	4,906	285,725
Household Products & Wares — 0.9%
WD-40 Co.	1,919	391,361
Insurance — 2.7%
American Financial Group, Inc.	3,779	482,616
The Hanover Insurance Group, Inc.	3,829	663,757
		1,146,373
Internet — 1.5%
F5, Inc.*	2,244	649,257
Investment Companies — 1.4%
HA Sustainable Infrastructure Capital, Inc.	16,336	600,348
Iron & Steel — 1.7%
Reliance, Inc.	2,417	734,575
Leisure Time — 0.6%
Brunswick Corp.	3,682	267,902
Machinery — Construction & Mining — 2.6%
Oshkosh Corp.	4,233	623,140

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Construction & Mining — (continued)
Terex Corp.	8,490	$501,759
		1,124,899
Machinery — Diversified — 2.4%
CNH Industrial N.V.	32,912	362,032
Regal Rexnord Corp.	3,484	652,414
Tennant Co.	29	1,925
		1,016,371
Miscellaneous Manufacturing — 2.0%
Avient Corp.	11,128	403,946
JBT Marel Corp.	3,485	445,627
		849,573
Office & Business Equipment — 0.7%
Zebra Technologies Corp., Class A*	1,429	298,775
Oil & Gas — 3.5%
Magnolia Oil & Gas Corp., Class A	17,420	549,949
Matador Resources Co.	8,626	544,991
Northern Oil & Gas, Inc.	13,435	392,705
		1,487,645
Oil & Gas Services — 2.2%
TechnipFMC PLC	13,430	928,416
Packaging and Containers — 0.9%
O-I Glass, Inc.*	37,484	393,957
Real Estate — 1.5%
Jones Lang LaSalle, Inc.*	2,124	646,376
Retail — 3.8%
Bath & Body Works, Inc.	20,303	379,057
BJ's Wholesale Club Holdings, Inc.*	7,176	706,262
Dollar Tree, Inc.*	5,142	563,100
		1,648,419
Savings & Loans — 1.1%
WaFd, Inc.	14,752	463,213
Semiconductors — 2.3%
FormFactor, Inc.*	4,125	400,084
ON Semiconductor Corp.*	9,212	570,407
		970,491
Software — 1.5%
ACI Worldwide, Inc.*	8,486	348,011
Nice Ltd., ADR*	2,640	291,086
		639,097
Telecommunications — 2.3%
Calix, Inc.*	8,650	423,763
Ciena Corp.*	1,447	561,769
		985,532
Toys, Games & Hobbies — 1.5%
Hasbro, Inc.	6,699	627,026
Transportation — 6.4%
ArcBest Corp.	4,492	441,833
	Number of Shares	Value†

Transportation — (continued)
C.H. Robinson Worldwide, Inc.	3,641	$604,661
GXO Logistics, Inc.*	10,161	526,848
Kirby Corp.*	4,781	635,299
Knight-Swift Transportation Holdings, Inc.	9,237	531,867
		2,740,508
Trucking and Leasing — 1.2%
GATX Corp.	2,947	503,171
TOTAL COMMON STOCKS (Cost $37,413,268)		40,052,087

REAL ESTATE INVESTMENT TRUSTS — 5.9%
Apartments — 0.9%
Independence Realty Trust, Inc.	25,240	375,824
Diversified — 0.6%
Broadstone Net Lease, Inc.	13,549	247,540
Healthcare — 0.5%
American Healthcare REIT, Inc.	4,790	225,896
Hotels & Resorts — 0.6%
Ryman Hospitality Properties, Inc.	2,703	249,406
Industrial — 0.9%
STAG lndustrial, Inc.	10,788	389,015
Office Property — 1.1%
COPT Defense Properties	15,775	482,715
Storage & Warehousing — 0.6%
CubeSmart	6,750	247,388
Strip Centers — 0.7%
Brixmor Property Group, Inc.	10,558	304,070
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,623,042)		2,521,854

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $315,026)	315,026	315,026
TOTAL INVESTMENTS — 100.2% (Cost $40,351,336)		$42,888,967
Other Assets & Liabilities — (0.2)%		(90,118)
TOTAL NET ASSETS — 100.0%		$42,798,849

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
SMID Cap Value Fund
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2026††
United States	93%
United Kingdom	4
Ireland	1
Puerto Rico	1
Israel	1
Total	100%
††	% of total investments as of March 31, 2026.
3